As filed with the Securities and Exchange Commission on March 19, 2012

Registration No. 2-11147

811-00653

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 106	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

(Check appropriate box or boxes)

PUTNAM INCOME FUND

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 292-1000

Registrant’s Telephone Number, including Area Code

Copy to:
Robert T. Burns, Vice President	JOHN W. GERSTMAYR, Esquire
PUTNAM INCOME FUND	ROPES & GRAY LLP
One Post Office Square	Prudential Tower
Boston, Massachusetts 02109	800 Boylston Street
(Name and address of agent for service)	Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 29, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 19th day of March, 2012.

PUTNAM INCOME FUND

By:	/s/ Jonathan S. Horwitz, Executive Vice President,
Treasurer, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter***	Chair, Board and Trustee

Robert L. Reynolds***	President and Trustee

Jonathan S. Horwitz****	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar***	Vice President and Principal Financial Officer

Janet C. Smith***	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury*****	Trustee

Barbara M. Baumann**	Trustee

Charles B. Curtis***	Trustee

Robert J. Darretta***	Trustee

John A. Hill***	Trustee

Elizabeth T. Kennann*	Trustee

Part C-1

Paul L. Joskow***	Trustee

Kenneth R. Leibler***	Trustee

Robert E. Patterson***	Trustee

George Putnam, III***	Trustee

W. Thomas Stephens***	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact

March 19, 2012
* Signed pursuant to power of attorney filed herewith.

** Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement filed on February 26, 2011.

***Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on December 16, 2009.

****Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement filed on February 26, 2010

*****Signed pursuant to power of attorney incorporated by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement filed on February 27, 2009.

Part C-2

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

Part C-3